NATIXIS FUNDS

Supplement dated December 23, 2019 to the Natixis Funds Prospectus, dated February 1, 2019, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund

(together the “Funds”)

Effective immediately, “APPENDIX B – Financial Intermediary Specific Commissions & Investment Minimum Waivers” is amended and restated as follows:

APPENDIX B – Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in the Funds’ Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. The minimum for the Class Y shares is waived for transactions through such brokerage platforms at UBS-FS.

LOOMIS SAYLES FUNDS

Supplement dated December 23, 2019 to the Loomis Sayles Funds Prospectus, dated February 1, 2019,

as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES GLOBAL BOND FUND

LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

LOOMIS SAYLES SMALL CAP GROWTH FUND

LOOMIS SAYLES SMALL CAP VALUE FUND

(together the “Funds”)

Effective immediately, “APPENDIX A – Financial Intermediary Specific Commissions & Investment Minimum Waivers” is amended and restated as follows:

APPENDIX A – Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”) (all Funds except Loomis Sayles Fixed Income Fund,Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund)

Pursuant to an agreement with the Funds, Institutional Class shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in the Funds’ Institutional Class shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. The minimum for the Institutional Class shares is waived for transactions through such brokerage platforms at UBS-FS.

NATIXIS FUNDS

Supplement dated December 23, 2019 to the Natixis Funds Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

ASG Dynamic Allocation Fund	Loomis Sayles Strategic Alpha Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Intermediate Municipal Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Multi-Asset Income Fund

(together the “Funds”)

Effective immediately, “APPENDIX B – Financial Intermediary Specific Commissions & Investment Minimum Waivers” is amended and restated as follows:

APPENDIX B – Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in the Funds’ Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. The minimum for the Class Y shares is waived for transactions through such brokerage platforms at UBS-FS.

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

NATIXIS ETFs

Supplement dated December 23, 2019 to the Loomis Sayles Funds Statements of Additional Information, dated

February 1, 2019, the Natixis Funds Statements of Additional Information, dated February 1, 2019, April 1, 2019,

May 1, 2019, June 1, 2019, October 1,2019 and the Natixis ETFs Statements of Additional Information, dated

May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Growth Fund
ASG Dynamic Allocation Fund	Loomis Sayles Small Cap Value Fund
ASG Global Alternatives Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Value Opportunity Fund

Effective January 1, 2020, Cynthia Walker has resigned as Chairperson of the Governance Committee and has been appointed as a member of the Governance Committee. Edmond J. English has been appointed as Chairperson of the Governance Committee.

Accordingly, the table of the sub-section “Trustee and Officers” within the section “Management of the Trust(s)” is being updated to reflect the above stated changes. In addition, the list of the members of the Governance Committee in the sub-section “Leadership Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Erik R. Sirri – Chairperson	Wendell J. Knox – Chairperson	Edmond J. English – Chairperson
Edmond J. English	Richard A. Goglia	Richard A. Goglia
Martin T. Meehan	Maureen B. Mitchell	Maureen B. Mitchell
Peter J. Smail	James P. Palermo	Peter J. Smail
Cynthia L. Walker	Kirk A. Sykes	Cynthia L. Walker

As Chairperson of the Board, Mr. Drucker is an ex officio member of each Committee.

Effective January 1, 2020, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trust(s)” in the Statements of Additional Information is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates also receives a meeting attendance fee of $10,000 for each meeting of the Board that he or she attends in person and $5,000 for each meeting of the Board that he or she attends telephonically. In addition, the Chairperson of the Audit Committee, the Chairperson of the Contract Review Committee, and the Chairperson of the Governance Committee, each receive an additional retainer fee at an annual rate of $20,000. Each Contract Review Committee and Audit Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. Trustees are reimbursed for travel expenses in connection with attendance at meetings.